Significant Accounting Policies - Schedule of Disaggregation of Revenue by Type of Contract (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenue	¥ 2,561,229	$ 372,515	¥ 873,219	¥ 312,574
Sales to Xiaomi
Disaggregation Of Revenue [Line Items]
Revenue	1,311,852		739,464	299,827
Sales to Xiaomi | Xiaomi-branded Products
Disaggregation Of Revenue [Line Items]
Revenue	1,175,332		654,950	280,501
Sales to Xiaomi | Viomi-branded Products
Disaggregation Of Revenue [Line Items]
Revenue	136,520		84,514	19,326
Sales to Third Party Customers
Disaggregation Of Revenue [Line Items]
Revenue	¥ 1,249,377		¥ 133,755	¥ 12,747